SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property, Plant and Equipment) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Estimated useful of assets [Line items]
Total	$ 257,757	$ 275,446	$ 175,019
Less: Accumulated depreciation	110,514	78,967	16,909
Total Fixed Assets, Net	147,243	196,479	158,110
Computers and office equipment [Member]
Estimated useful of assets [Line items]
Total	$ 122,889	$ 123,708	61,505
Computers and office equipment [Member] | Minimum [Member]
Estimated useful of assets [Line items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Computers and office equipment [Member] | Maximum [Member]
Estimated useful of assets [Line items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Leasehold Improvements [Member]
Estimated useful of assets [Line items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Total	$ 23,874	$ 23,874	23,614
Manufacturing Tooling [Member]
Estimated useful of assets [Line items]
Total	$ 97,288	$ 97,288	$ 89,900
Manufacturing Tooling [Member] | Minimum [Member]
Estimated useful of assets [Line items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Manufacturing Tooling [Member] | Maximum [Member]
Estimated useful of assets [Line items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Demo Equipment [Member]
Estimated useful of assets [Line items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Total	$ 13,706	$ 30,576